S000005358 [Member] Shareholder Fees - EMERGING MARKETS EQUITY INDEX FUND - EMERGING MARKETS EQUITY INDEX FUND	Mar. 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)